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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                        Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2009 through September 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
Semiannual Report | September 30, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PIGFX
Class B   FUNBX
Class C   FUNCX
Class Y   FUNYX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          21
Notes to Financial Statements                 29
Trustees, Officers and Service Providers      36


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes through the first eight months of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09
www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     3

Portfolio Management Discussion | 9/30/09

Stock prices staged a robust recovery during the six months ended September 30, 2009. As evidence accumulated that the economy was stabilizing and that liquidity was returning to the financial system, investors became more willing to accept risk. Lower-quality stocks, which had suffered the greatest losses during the 2008 market downturn, have turned in the best relative performance year-to-date in the 2009 rally. In the following interview, Andrew Acheson and Timothy Mulrenan discuss the factors that affected the performance of Pioneer Fundamental Growth Fund during the six months ended September 30, 2009. Mr. Acheson and Mr. Mulrenan, members of Pioneer's equity group, are responsible for day-to-day management of the Fund.

Q  How did the Fund perform during the six months ended September 30, 2009?

A The Fund participated in the sharp market rebound, but its emphasis on higher-quality stocks led to relative underperformance, as shares of financially weaker corporations turned in the best performance. Pioneer Fundamental Growth Fund's Class A shares returned 25.45% at net asset value over the six months ended September 30, 2009, while the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index), returned 32.58%. Over the same six-month period, the average return of the 829 mutual funds in Lipper's Large Cap Growth Fund category was 31.35%.

Q What were the principal factors affecting the Fund's performance over the six months ended September 30, 2009?

A Following the severe decline in stock valuations beginning in late 2008 and carrying into the early weeks of 2009, equity markets mounted a dramatic rally starting in March 2009; the rally has extended through the end of the six-month period ending September 30, 2009. Investors took encouragement as economic reports started showing evidence that the economy was stabilizing, that profits were starting to improve because of corporate cost-cutting, and that new liquidity was pouring into the financial system, in part because of the active intervention of the Federal Reserve Board (the Fed) and the U.S. government. Lower-quality stocks, which had suffered the greatest price declines during the late-2008 market downturn, have been the clear performance leaders during the rally. As investors grew more confident, they moved back into stocks of companies that formerly had faced the greatest challenges because of their weaker financial positions. Many of the stocks involved in the rally also tended to be in more economically sensitive, or cyclical, industries. In contrast, the stocks that had done relatively well during the 2008 downturn tended to lag as the market began ascending.


4     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

   These were the stocks of better-quality, stable-earning companies that were less threatened by the risk of bankruptcy in a slowing economy.

   In this environment, the Fund produced solid results on an absolute basis, but nevertheless trailed the Russell Index and its Lipper large-cap growth peers. Just as the Fund's better-quality focus had helped it outperform when stock prices declined in 2008, the quality emphasis, which focuses on stable-growth companies, led to lower Fund returns when the stock market snapped back.

   We did not make any major changes in the portfolio's positioning during the six months ended September 30, 2009, although we did increase the Fund's exposure to Health Care, where we think valuations are particularly attractive after the sector underperformed on investors' concerns over potential health care reform legislation being debated in Washington. We have, for example, increased the size of the Fund's investment in Baxter International, a global leader in products for treatment of blood disorders, and we also initiated a Fund position in Covidien, a medical device company. We modestly trimmed the Fund's weighting in Technology by selling its investment in Corning, a company that we believed was vulnerable to a possible decline in demand for the specialty glass used in the manufacture of liquid crystal displays (LCD) for television sets and computer monitors. We also liquidated the Fund's investment in defense contractor Northrop Grumman, as we believed the industry was vulnerable to the potential slowing of defense spending because of the size of the Federal budget deficit.

Q What were some of the investments that hurt the Fund's relative performance the most during the six months ended September 30, 2009?

A One of the most notable detractors from the Fund's performance was insurance giant Berkshire Hathaway, a company offering a solid balance sheet, strong cash flow and a conservative, experienced management. Despite those attributes, Berkshire Hathaway's performance lagged the weaker-capitalized financial companies that were the most direct beneficiaries of the government's aggressive stimulus programs.

   Two stock selections in the Materials sector also fared relatively poorly. Monsanto, an agricultural biotechnology and chemical company, performed weakly, even though its core seed and biotechnology businesses met expectations. Monsanto's herbicide products, including the well-known Round Up, faced new competition from cheaper Chinese imports. At the same time, Newmont Mining, a global leader in precious metals mining, underperformed more cyclical businesses such as steel, aluminum and copper producers.

   Two of the Fund's investments in Health Care, Teva Pharmaceuticals and Gilead Sciences, also held back relative results. Even though business trends remained favorable for both companies, their stocks underperformed as


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     5
   stable-earning companies fell out of favor and investors worried about the potential impact of national health care reform legislation on the industry.

Q What were some of the investments that supported the Fund's results during the six months ended September 30, 2009?

A Selections in Information Technology performed well for the Fund during the six-month period. Apple was the Fund's top contributor, as the company continued to post solid financial returns, while its iPhone product gained share in the "smart phone" product category. Also in the sector, Western Union, the global leader in money transfer services, produced solid results for the Fund. Western Union generated better-than-expected earnings while it continued to invest in technology and distribution to enhance its franchise.

   Among the Fund's Energy investments, National Oilwell Varco was a noteworthy contributor. A market leader in oil field equipment and services, the corporation benefited from stabilizing oil prices and the prospect of increased demand for deep water drilling services.

   In Industrials, 3M, the diversified industrial and specialty materials company, generated better-than-expected results while positioning itself for an improving economy through research and development investments, and a focus on an efficient cost structure.

Q  What is your investment outlook?

A We think economic trends probably troughed sometime in the second half of 2009. We expect that economic activity, as reflected in gross domestic product, is likely to grow in the near term, as corporations replenish their inventories, exports increase and the effects of government stimulus programs spread through the economy. In this environment, corporate earnings are likely to resume their growth as companies approach 2010, helped by lean cost structures and high operating margins. Looking beyond the next two quarters, we believe the economic recovery will continue at a subdued pace, held back by the renewed effort of consumers to reduce their debts. Consistent with our investment discipline for the Fund, which does not change as economic outlooks evolve, we plan to continue to focus on finding high-quality companies with durable franchises, high returns on invested capital and above-average long-term growth prospects.

Please refer to the Schedule of Investments on pages 16-20 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.


6     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     7

Portfolio Summary | 9/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                     94.7%
Temporary Cash Investments                              3.2%
Depositary Receipts for International Stocks            2.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                 34.8%
Health Care                                            19.0%
Consumer Staples                                       12.8%
Industrials                                             8.7%
Materials                                               7.9%
Financials                                              6.1%
Energy                                                  5.7%
Consumer Discretionary                                  5.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    CVS/Caremark Corp.                     4.66%
--------------------------------------------------------------------------------
    2.    Apple, Inc.                            4.43
--------------------------------------------------------------------------------
    3.    Microsoft Corp.                        4.24
--------------------------------------------------------------------------------
    4.    Cisco Systems, Inc.                    4.11
--------------------------------------------------------------------------------
    5.    Google, Inc.                           4.08
--------------------------------------------------------------------------------
    6.    Thermo Fisher Scientific, Inc.         3.88
--------------------------------------------------------------------------------
    7.    Praxair, Inc.                          3.78
--------------------------------------------------------------------------------
    8.    Ross Stores, Inc.                      3.74
--------------------------------------------------------------------------------
    9.    MasterCard, Inc.                       3.52
--------------------------------------------------------------------------------
   10.    Coca-Cola Co.                          3.43
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Prices and Distributions | 9/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                          9/30/09                  3/31/09
--------------------------------------------------------------------------------
       A                             $ 10.35                  $ 8.25
--------------------------------------------------------------------------------
       B                             $ 10.00                  $ 8.01
--------------------------------------------------------------------------------
       C                             $ 10.02                  $ 8.02
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      Class                        9/30/09                     4/8/09
--------------------------------------------------------------------------------
       Y                           $ 10.38                     $ 8.40
--------------------------------------------------------------------------------

Distributions per Share: 4/1/09-9/30/09
--------------------------------------------------------------------------------

                             Net
                          Investment          Short-Term           Long-Term
      Class                 Income          Capital Gains        Capital Gains
--------------------------------------------------------------------------------
       A                 $ --              $ --                 $ --
--------------------------------------------------------------------------------
       B                 $ --              $ --                 $ --
--------------------------------------------------------------------------------
       C                 $ --              $ --                 $ --
--------------------------------------------------------------------------------
       Y                 $ --              $ --                 $ --
--------------------------------------------------------------------------------



             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     9

Performance Update | 9/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of September 30, 2009)
--------------------------------------------------------------------------------
                                       Net Asset       Public Offering
 Period                                Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (8/22/02)                             4.67%            3.80%
 5 Years                               4.13             2.90
 1 Year                                0.63             -5.17
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated August 1, 2009)
--------------------------------------------------------------------------------
                                       Gross            Net
--------------------------------------------------------------------------------
                                       3.94%            1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer
                                Fundamental             Russell 1000
                                Growth Fund             Growth Fund
                                -----------             -----------
8/02                               9425                    10000
9/02                               8481                     8963
9/03                              10602                    11286
9/04                              11144                    12133
9/05                              13204                    13540
9/06                              13803                    14357
9/07                              16072                    17136
9/08                              13555                    13558
9/09                              13640                    13307


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2011 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Performance Update | 9/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of September 30, 2009)
--------------------------------------------------------------------------------
                                             If            If
 Period                                      Held          Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                  -0.64%        -1.15%
 1 Year                                      -0.25         -4.23
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated August 1, 2009)
--------------------------------------------------------------------------------
                                            Gross          Net
--------------------------------------------------------------------------------
                                             4.85%         2.15%
--------------------------------------------------------------------------------



[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer
                                Fundamental             Russell 1000
                                Growth Fund             Growth Fund
                                -----------             -----------
12/05                             10000                    10000
9/06                              10341                    10297
9/07                              11947                    12290
9/08                               9978                     9724
9/09                               9763                     9544

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2010 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     11

Performance Update | 9/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of September 30, 2009)
--------------------------------------------------------------------------------
                                            If            If
 Period                                     Held          Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/15/05)                                  -0.59%         -0.59%
 1 Year                                      -0.15          -1.15
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated August 1, 2009)
--------------------------------------------------------------------------------
                                            Gross          Net
--------------------------------------------------------------------------------
                                             4.95%          2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer
                                Fundamental             Russell 1000
                                Growth Fund             Growth Fund
                                -----------             -----------
12/05                             10000                    10000
9/06                              10331                    10297
9/07                              11936                    12290
9/08                               9978                     9724
9/09                               9963                     9544

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2010 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Performance Update | 9/30/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.


 Average Annual Total Returns
 (As of September 30, 2009)
--------------------------------------------------------------------------------
                                         If           If
 Period                                  Held         Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (8/22/02)                               4.71%        4.71%
 5 Years                                 4.19         4.19
 1 Year                                  0.92         0.92
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated August 1, 2009)
--------------------------------------------------------------------------------
                                         Gross        Net
--------------------------------------------------------------------------------
                                         1.15%        0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer
                                Fundamental             Russell 1000
                                Growth Fund             Growth Fund
                                -----------             -----------
8/02                              10000                    10000
9/02                               8996                     8963
9/03                              11245                    11286
9/04                              11820                    12133
9/05                              14006                    13540
9/06                              14640                    14357
9/07                              17047                    17136
9/08                              14378                    13558
9/09                              14510                    13307


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class Y shares for the period prior to the commencement of operations of Class Y shares on April 8, 2009, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2010 for Class Y Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on actual returns from April 1, 2009 through September 30, 2009.


 Share Class                      A                B                C                Y
--------------------------------------------------------------------------------------------
 Beginning Account           $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 4/1/2009**
--------------------------------------------------------------------------------------------
 Ending Account              $ 1,254.50       $ 1,248.40       $ 1,249.40       $ 1,235.70
 Value (after expenses)
 On 09/30/2009
--------------------------------------------------------------------------------------------
 Expenses Paid               $     7.06       $    12.12       $    12.12       $     4.85
 During Period*
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.90% multiplied by the average account value over the period, multiplied by 183/365 (176/365 for Class Y shares) (to reflect the partial year period).


** 4/8/09 for Class Y shares.

14     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2009 through September 30, 2009.


 Share Class                    A                B                C                Y
--------------------------------------------------------------------------------------------
 Beginning Account           $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 4/1/2009**
--------------------------------------------------------------------------------------------
 Ending Account              $ 1,018.80       $ 1,014.29       $ 1,014.29       $ 1,020.56
 Value (after expenses)
 On 09/30/2009
--------------------------------------------------------------------------------------------
 Expenses Paid               $     6.33       $    10.86       $    10.86       $     4.56
 During Period*
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.90% multiplied by the average account value over the period, multiplied by 183/365 (176/365 for Class Y shares) (to reflect the partial year period).


** 4/8/09 for Class Y shares.

            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     15

Schedule of Investments | 9/30/09 (Unaudited)


--------------------------------------------------------------------------------
 Shares                                                   Value
--------------------------------------------------------------------------------
            COMMON STOCKS -- 97.8%
            ENERGY -- 5.6%
            Integrated Oil & Gas -- 3.2%
 13,800     Chevron Corp.                               $    971,934
 43,250     Exxon Mobil Corp.                              2,967,383
                                                        ------------
                                                        $  3,939,317
--------------------------------------------------------------------------------
            Oil & Gas Equipment & Services --  2.4%
 68,600     National-Oilwell Varco, Inc.*               $  2,958,718
                                                        ------------
            Total Energy                                $  6,898,035
--------------------------------------------------------------------------------
            MATERIALS -- 7.8%
            Fertilizers & Agricultural Chemicals -- 1.7%
 26,555     Monsanto Co.                                $  2,055,357
--------------------------------------------------------------------------------
            Gold -- 2.4%
 68,130     Newmont Mining Corp.                        $  2,999,083
--------------------------------------------------------------------------------
            Industrial Gases -- 3.7%
 56,170     Praxair, Inc.                               $  4,588,527
                                                        ------------
            Total Materials                             $  9,642,967
--------------------------------------------------------------------------------
            CAPITAL GOODS -- 6.4%
            Aerospace & Defense -- 2.9%
 59,555     United Technologies Corp.                   $  3,628,686
--------------------------------------------------------------------------------
            Industrial Conglomerates -- 3.0%
 50,645     3M Co.                                      $  3,737,601
--------------------------------------------------------------------------------
            Trading Companies & Distributors -- 0.5%
  6,900     W.W. Grainger, Inc.                         $    616,584
                                                        ------------
            Total Capital Goods                         $  7,982,871
--------------------------------------------------------------------------------
            TRANSPORTATION -- 2.1%
            Air Freight & Couriers -- 2.1%
 45,730     United Parcel Service, Inc.                 $  2,582,373
                                                        ------------
            Total Transportation                        $  2,582,373
--------------------------------------------------------------------------------
            MEDIA -- 1.2%
            Movies & Entertainment -- 1.2%
 56,045     Viacom, Inc. (Class B)*                     $  1,571,502
                                                        ------------
            Total Media                                 $  1,571,502
--------------------------------------------------------------------------------
            RETAILING -- 3.6%
            Apparel Retail -- 3.6%
 95,070     Ross Stores, Inc. (b)                       $  4,541,494
                                                        ------------
            Total Retailing                             $  4,541,494
--------------------------------------------------------------------------------
            FOOD & DRUG RETAILING -- 4.5%
            Drug Retail -- 4.5%
158,400     CVS/Caremark Corp.                          $  5,661,216
                                                        ------------
            Total Food & Drug Retailing                 $  5,661,216
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

--------------------------------------------------------------------------------
 Shares                                                  Value
--------------------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 6.4%
            Soft Drinks -- 6.4%
 77,490     Coca-Cola Co.                              $  4,161,213
 64,800     PepsiCo, Inc.                                 3,801,168
                                                       ------------
                                                       $  7,962,381
                                                       ------------
            Total Food, Beverage & Tobacco             $  7,962,381
--------------------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 1.5%
            Household Products -- 1.5%
 24,740     Colgate-Palmolive Co.                      $  1,887,167
                                                       ------------
            Total Household & Personal Products        $  1,887,167
--------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 7.6%
            Health Care Equipment -- 7.6%
 59,345     Baxter International, Inc.                 $  3,383,258
 38,400     Covidien, Ltd.                                1,661,184
 15,820     Edwards Lifesciences Group, Inc.*             1,105,976
 88,765     Medtronic, Inc.*                              3,266,552
                                                       ------------
                                                       $  9,416,970
                                                       ------------
            Total Health Care Equipment & Services     $  9,416,970
--------------------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 11.0%
            Biotechnology -- 2.6%
 69,650     Gilead Sciences, Inc.*                     $  3,244,297
--------------------------------------------------------------------------------
            Life Sciences Tools & Services -- 3.8%
107,930     Thermo Fisher Scientific, Inc.*            $  4,713,303
--------------------------------------------------------------------------------
            Pharmaceuticals -- 4.6%
135,340     Bristol-Myers Squibb Co.                   $  3,047,857
 52,023     Teva Pharmaceutical Industries, Ltd.          2,630,283
                                                       ------------
                                                       $  5,678,140
                                                       ------------
            Total Pharmaceuticals & Biotechnology      $ 13,635,740
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 1.8%
            Specialized Finance -- 1.8%
 22,365     IntercontinentalExchange, Inc.*            $  2,173,654
                                                       ------------
            Total Diversified Financials               $  2,173,654
--------------------------------------------------------------------------------
            INSURANCE -- 4.2%
            Property & Casualty Insurance -- 4.2%
  1,135     Berkshire Hathaway, Inc. (Class B)*        $  3,771,605
 84,730     Progressive Corp.*                            1,404,823
                                                       ------------
                                                       $  5,176,428
                                                       ------------
            Total Insurance                            $  5,176,428
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     17

--------------------------------------------------------------------------------
 Shares                                                     Value
--------------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 16.1%
             Data Processing & Outsourced Services -- 5.4%
126,110      Western Union Co.                            $  2,386,001
 21,120      MasterCard, Inc. (b)                            4,269,408
                                                          ------------
                                                          $  6,655,409
--------------------------------------------------------------------------------
             Internet Software & Services -- 4.0%
  9,980      Google, Inc.*                                $  4,948,583
--------------------------------------------------------------------------------
             Systems Software -- 6.7%
198,690      Microsoft Corp.                              $  5,144,084
155,020      Oracle Corp.                                    3,230,617
                                                          ------------
                                                          $  8,374,701
                                                          ------------
             Total Software & Services                    $ 19,978,693
--------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 13.7%
             Communications Equipment -- 6.6%
211,730      Cisco Systems, Inc.*                         $  4,984,124
 70,210      Qualcomm, Inc.                                  3,158,046
                                                          ------------
                                                          $  8,142,170
--------------------------------------------------------------------------------
             Computer Hardware -- 7.1%
 29,015      Apple, Inc.*                                 $  5,378,511
 72,560      Hewlett-Packard Co.                             3,425,558
                                                          ------------
                                                          $  8,804,069
                                                          ------------
             Total Technology Hardware & Equipment        $ 16,946,239
--------------------------------------------------------------------------------
             SEMICONDUCTORS -- 4.3%
211,910      Intel Corp.                                  $  4,147,078
 49,095      Texas Instruments, Inc.                         1,163,061
                                                          ------------
                                                          $  5,310,139
                                                          ------------
             Total Semiconductors                         $  5,310,139
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $105,640,127)                          $121,367,869
--------------------------------------------------------------------------------
             TEMPORARY CASH INVESTMENTS -- 3.2%
             SECURITIES LENDING COLLATERAL -- 3.2% (c)
             Certificates of Deposit:
194,629      Bank of Nova Scotia 0.25%, 11/17/09          $    194,629
205,442      BNP Paribas NY, 0.3%, 11/17/09                    205,442
129,753      Rabobank Nederland NY, 0.24%, 12/11/09            129,753
129,753      Societe Generale, 0.27%, 12/4/09                  129,753
129,753      Toronto Dominion, 0.23%, 12/16/09                 129,753
                                                          ------------
                                                          $    789,330
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

--------------------------------------------------------------------------------
 Shares                                                            Value
--------------------------------------------------------------------------------
                    Commercial Paper:
     216,175        BBVA London, 0.29%, 11/6/09                   $    216,175
     129,666        CBA Financial, 0.27%, 12/29/09                     129,666
     129,672        HND AF, 0.30%, 12/15/09                            129,672
     108,083        HSBC, 0.24%, 12/2/09                               108,083
      21,616        HSBC, 0.24%, 12/3/09                                21,616
     194,524        NABPP, 0.29%, 12/7/09                              194,524
     216,255        Cafco, 0.40%, 10/1/09                              216,255
     162,186        Char FD, 0.30%, 10/5/09                            162,186
      54,053        Char FD, 0.28%, 10/26/09                            54,053
      64,845        Ciesco, 0.33%, 11/23/09                             64,845
      64,846        Ciesco, 0.25%, 12/7/09                              64,846
      99,467        Fasco, 0.20%, 10/19/09                              99,467
     108,105        Kithaw, 0.23%, 11/3/09                             108,105
     136,198        Old LLC, 0.30%, 10/16/09                           136,198
      86,575        Old LLC, 0.32%, 10/15/09                            86,575
     108,076        Ranger, 0.24%, 12/11/09                            108,076
     102,701        TB LLC, 0.20%, 10/5/09                             102,701
      43,697        GE, 0.23%, 10/26/09                                 43,697
      75,478        Santander U.S. Debt, 0.37%, 11/20/09                75,478
                                                                  ------------
                                                                  $  2,122,218
--------------------------------------------------------------------------------
                    Tri-party Repurchase Agreements:
     627,139        Deutsche Bank, 0.06%, 10/1/09                 $    627,139
     285,833        Barclays Capital Markets, 0.01%, 10/1/09           285,833
                                                                  ------------
                                                                  $    912,972
--------------------------------------------------------------------------------
      Shares
--------------------------------------------------------------------------------
                    Money Market Mutual Funds:
      86,502        Dreyfus Preferred Money Market Fund           $     86,503
     108,127        Fidelity Prime Money Market Fund                   108,127
                                                                  ------------
                                                                  $    194,630
--------------------------------------------------------------------------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $4,019,150)                             $  4,019,150
--------------------------------------------------------------------------------
                    TOTAL INVESTMENT IN SECURITIES -- 101.0%
                    (Cost $109,659,277) (a)                       $125,387,019
--------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES -- (1.0)%        $ (1,261,682)
--------------------------------------------------------------------------------
                    TOTAL NET ASSETS -- 100.0%                    $124,125,337
--------------------------------------------------------------------------------

*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.

            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     19

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $109,706,149 was as follows:

       Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                      $15,828,122
       Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                         (147,252)
                                                                        -----------
       Net unrealized gain                                              $15,680,870
                                                                        -----------

(b)   At September 30, 2009, the following securities were out on loan:



--------------------------------------------------------------------------------
    Shares                      Security                            Value
--------------------------------------------------------------------------------
  18,200                      MasterCard, Inc.                    $3,679,130
  18,200                      Ross Stores, Inc.                      869,414
--------------------------------------------------------------------------------
                              Total                               $4,548,544
--------------------------------------------------------------------------------

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2009 aggregated $97,720,233 and $31,977,006, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:


-----------------------------------------------------------------------------------------
                                Level 1           Level 2        Level 3      Total
-----------------------------------------------------------------------------------------
Common stocks                  $121,367,869      $       --         $--      $121,367,869
Temporary cash investments          194,630       3,824,520          --         4,019,150
-----------------------------------------------------------------------------------------
Total                          $121,562,499      $3,824,520         $--      $125,387,019
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Statement of Assets and Liabilities | 9/30/09 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $4,548,544)
   (cost $109,659,277)                                                  $125,387,019
  Cash                                                                    3,952,012
  Receivables --
   Fund shares sold                                                         581,177
   Dividends                                                                 92,807
   Due from Pioneer Investment Management, Inc.                              32,736
  Other                                                                      30,359
------------------------------------------------------------------------------------
     Total assets                                                       $130,076,110
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $ 1,472,257
   Fund shares repurchased                                                  357,340
   Upon return of securities loaned                                       4,019,150
  Due to affiliates                                                          54,666
  Accrued expenses                                                           47,360
------------------------------------------------------------------------------------
     Total liabilities                                                  $ 5,950,773
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $101,101,411
  Undistributed net investment income                                       137,793
  Accumulated net realized gain on investments                            7,158,391
  Net unrealized gain on investments                                     15,727,742
------------------------------------------------------------------------------------
     Total net assets                                                   $124,125,337
------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $58,236,558/5,625,499 shares)                       $     10.35
  Class B (based on $3,337,464/333,803 shares)                          $     10.00
  Class C (based on $7,512,138/749,650 shares)                          $     10.02
  Class Y (based on $55,039,177/5,303,270 shares)                       $     10.38
MAXIMUM OFFERING PRICE:
  Class A ($10.35 [divided by] 94.25%)                                  $     10.98
------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     21

Statement of Operations (unaudited)

For the Six Months Ended 9/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,945)      $528,977
  Income from securities loaned, net                          2,300
-------------------------------------------------------------------------------------
     Total investment income                                              $   531,277
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $263,801
  Transfer agent fees
   Class A                                                   22,436
   Class B                                                    4,062
   Class C                                                    4,597
   Class Y                                                      252
  Distribution fees
   Class A                                                   32,213
   Class B                                                    9,265
   Class C                                                   16,937
  Shareholder communications expense                         12,243
  Administrative reimbursements                              14,064
  Custodian fees                                             10,411
  Registration fees                                          26,895
  Professional fees                                          30,617
  Printing expense                                           17,416
  Fees and expenses of nonaffiliated trustees                 2,005
  Miscellaneous                                               1,637
-------------------------------------------------------------------------------------
     Total expenses                                                       $   468,851
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                    (74,440)
-------------------------------------------------------------------------------------
     Net expenses                                                         $   394,411
-------------------------------------------------------------------------------------
       Net investment income                                              $   136,866
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                        $ 7,542,914
-------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                            $ 6,404,397
-------------------------------------------------------------------------------------
  Net gain on investments                                                 $13,947,311
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                    $14,084,177
-------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

22     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Statement of Changes in Net Assets

For the Six Months Ended 9/30/09 and the Year Ended 3/31/09, respectively


---------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended
                                                         9/30/09            Year Ended
                                                         (unaudited)        3/31/09
---------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                    $    136,866       $       952
Net realized gain (loss) on investments                     7,542,914          (381,643)
Change in net unrealized gain (loss) on investments         6,404,397        (1,161,681)
---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     $ 14,084,177       $(1,542,372)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.02 per share, respectively)     $         --       $    (8,389)
   Class B ($0.00 and $0.02 per share, respectively)               --            (1,740)
   Class C ($0.00 and $0.02 per share, respectively)               --              (856)
---------------------------------------------------------------------------------------
     Total distributions to shareowners                  $         --       $   (10,985)
---------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 82,716,876       $ 7,674,862
Shares issued in reorganization                            31,473,468                --
Reinvestment of distributions                                      --             7,874
Cost of shares repurchased                                (13,225,756)       (2,539,146)
---------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                  $100,964,588       $ 5,143,590
---------------------------------------------------------------------------------------
   Net increase in net assets                            $115,048,765       $ 3,590,233
NET ASSETS:
Beginning of period                                         9,076,572         5,486,339
---------------------------------------------------------------------------------------
End of period                                            $124,125,337       $ 9,076,572
---------------------------------------------------------------------------------------
Undistributed net investment income                      $    137,793       $       927
---------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     23

------------------------------------------------------------------------------------------------------
                                       '09 Shares        '09 Amount         '08 Shares      '08 Amount
                                      (unaudited)       (unaudited)
------------------------------------------------------------------------------------------------------
Class A
Shares sold                               3,096,189     $29,094,265            618,081     $5,309,602
Shares issued in reorganization of
  Pioneer Growth Leaders Fund             1,825,595      18,529,793                 --             --
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                 927,540       9,414,535                 --             --
Reinvestment of distributions                    --              --                672          5,278
Less shares repurchased                  (1,038,178)    (10,372,003)          (162,343)    (1,462,324)
------------------------------------------------------------------------------------------------------
   Net increase                           4,811,147     $46,666,590            456,410     $3,852,556
======================================================================================================
Class B
Shares sold                                 166,666     $ 1,496,508            149,355     $1,259,676
Shares issued in reorganization of
  Pioneer Growth Leaders Fund                51,456         504,780                 --             --
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                  92,053         903,042                 --             --
Reinvestment of distributions                    --              --                238          1,740
Less shares repurchased                    (122,332)     (1,093,329)           (98,959)      (859,760)
------------------------------------------------------------------------------------------------------
   Net increase                             187,843     $ 1,811,001             50,634     $  401,656
======================================================================================================
Class C
Shares sold                                 432,873     $ 3,998,251            137,761     $1,105,584
Shares issued in reorganization of
  Pioneer Growth Leaders Fund                75,327         740,468                 --             --
Shares issued in reorganization of
  Pioneer AmPac Growth Fund                 140,473       1,380,850                 --             --
Reinvestment of distributions                    --              --                144            856
Less shares repurchased                     (47,006)       (441,622)           (23,879)      (217,062)
------------------------------------------------------------------------------------------------------
   Net increase                             601,668     $ 5,677,947            114,026     $  889,378
======================================================================================================
Class Y
Shares sold                               5,439,018     $48,127,852
Reinvestment of distributions                    --              --
Less shares repurchased                    (135,749)     (1,318,802)
-------------------------------------------------------------------
   Net increase                           5,303,270     $46,809,050
===================================================================

* Class Y shares were first publicly offered on April 8, 2009.

The accompanying notes are an integral part of these financial statements.

24     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                 Six Months
                                                 Ended            Year            Year         Year           Year          Year
                                                 9/30/09          Ended          Ended         Ended          Ended         Ended
                                                 (unaudited)      3/31/09        3/31/08       3/31/07        3/31/06       3/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period              $    8.25       $   11.32      $  11.26      $  10.98       $ 11.28       $ 11.93
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                     $      --       $    0.01      $   0.01      $   0.01       $ (0.01)      $  0.06
 Net realized and unrealized gain (loss)
    on investments                                     2.10           (3.06)         0.27          0.58          1.22          0.56
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
     investment operations                        $    2.10       $   (3.05)     $   0.28      $   0.59       $  1.21       $  0.62
Distributions to shareowners:
 Net investment income                                   --              --            --            --         (0.06)           --
 Net realized gain                                       --           (0.02)        (0.22)        (0.31)        (1.45)        (1.27)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value        $    2.10       $   (3.07)     $   0.06      $   0.28       $ (0.30)      $ (0.65)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.35       $    8.25      $  11.32      $  11.26       $ 10.98       $ 11.28
====================================================================================================================================
Total return*                                         25.45%         (26.95)%        2.39%         5.41%        11.10%         5.50%
Ratio of net expenses to average net assets+           1.25%**         1.25%         1.25%         1.25%         1.29%         1.30%
Ratio of net investment income (loss) to average
  net assets+                                          0.24%**         0.24%         0.13%         0.03%        (0.11)%        0.51%
Portfolio turnover rate                                  88%**           27%           30%           65%          102%          236%
Net assets, end of period (in thousands)          $  58,237       $   6,720      $  4,053      $  2,194       $ 1,729       $ 1,692
Ratios with no waiver of fees and assumption of
 expenses by PIM and  no reductions for fees
 paid indirectly:
 Net expenses                                          1.56%**        3.94%         3.94%         5.34%         6.09%         6.00%
 Net investment loss                                  (0.07)%**      (2.45)%       (2.56)%       (4.06)%       (4.91)%       (4.20)%
Ratios with waiver of fees and assumption of
 expenses by PIM and reductions for fees
 paid indirectly:
 Net expenses                                          1.25%**        1.25%         1.25%         1.25%         1.29%         1.30%
 Net investment income (loss)                          0.24%**        0.24%         0.13%         0.03%        (0.11)%       (0.51)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09    25

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended
                                                              9/30/09         Year Ended    Year Ended    Year Ended   12/15/05 (a)
                                                              (unaudited)     3/31/09       3/31/08       3/31/07      to 3/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                          $    8.01       $  11.09     $ 11.13       $ 10.95      $  10.76
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                          $   (0.02)      $  (0.04)    $ (0.05)      $ (0.06)     $  (0.02)
 Net realized and unrealized gain (loss) on investments            2.01          (3.02)       0.23          0.55          0.21
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    investment operations                                     $    1.99       $  (3.06)    $  0.18       $  0.49      $   0.19
Distributions to shareowners:
 Net realized gain                                                   --          (0.02)      (0.22)        (0.31)           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $    1.99       $  (3.08)    $ (0.04)      $  0.18      $   0.19
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   10.00       $   8.01     $ 11.09       $ 11.13      $  10.95
====================================================================================================================================
Total return*                                                     24.84%        (27.60)%      1.51%         4.50%         1.77%(b)
Ratio of net expenses to average net assets+                       2.15%**        2.16%       2.17%         2.15%           2.15%**
Ratio of net investment loss to average net assets+               (0.67)%**      (0.67)%     (0.78)%       (0.83)%         (0.71)%**
Portfolio turnover rate                                              88%**          27%         30%           65%            102%
Net assets, end of period (in thousands)                      $   3,337       $  1,169     $ 1,057       $   366      $      211
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reductions
 for fees paid indirectly:
 Net expenses                                                      2.72%**        4.85%       5.01%         7.63%          11.90%**
 Net investment loss                                              (1.24)%**      (3.36)%     (3.62)%       (6.31)%        (10.46)%**
Ratios with waiver of fees and assumption of
 expenses by PIM and reductions for fees
 paid indirectly:
 Net expenses                                                      2.15%**        2.15%       2.15%         2.15%           2.15%**
 Net investment loss                                              (0.67)%**      (0.66)%     (0.76)%       (0.83)%         (0.71)%**
====================================================================================================================================

(a) Class B shares were first publicly offered on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             9/30/09         Year Ended      Year Ended    Year Ended   12/15/05 (a)
                                                             (unaudited)     3/31/09         3/31/08       3/31/07      to 3/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $   8.02         $  11.09       $ 11.13       $ 10.95      $  10.76
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.02)        $  (0.02)      $ (0.05)      $ (0.07)     $  (0.02)
 Net realized and unrealized gain (loss) on investments          2.02            (3.03)         0.23          0.56          0.21
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    investment operations                                    $    2.00        $  (3.05)      $  0.18       $  0.49      $   0.19
Distributions to shareowners:
 Net realized gain                                                  --           (0.02)        (0.22)        (0.31)           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $    2.00        $  (3.07)      $ (0.04)      $  0.18      $   0.19
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   10.02        $   8.02       $ 11.09       $ 11.13      $  10.95
====================================================================================================================================
Total return*                                                    24.94%         (27.51)%        1.51%         4.50%         1.77%(b)
Ratio of net expenses to average net assets+                      2.15%**         2.15%**       2.17%         2.15%         2.15%**
Ratio of net investment loss to average net assets+              (0.65)%**       (0.65)%**     (0.79)%       (0.86)%       (0.80)%**
Portfolio turnover rate                                             88%**           27%**         30%           65%          102%
Net assets, end of period (in thousands)                     $   7,512        $  1,187       $   377       $   173      $    102
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reductions
 for fees paid indirectly:
 Net expenses                                                     2.48%**         4.95%**       5.00%         6.85%        11.50%**
 Net investment loss                                             (0.98)%**       (3.45)%**     (3.62)%       (5.56)%      (10.15)%**
Ratios with waiver of fees and assumption of
 expenses by PIM and reductions for fees
 paid indirectly:
 Net expenses                                                     2.15%**         2.15%**       2.15%         2.15%         2.15%**
 Net investment loss                                             (0.65)%**       (0.65)%**     (0.77)%       (0.86)%       (0.80)%**
====================================================================================================================================

(a) Class C shares were first publicly offered on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09    27

-----------------------------------------------------------------------------------
                                                                    4/8/09 (a)
                                                                    to 9/30/09
                                                                    (unaudited)
-----------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                                  $   8.40
-----------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                                $   0.02
  Net realized and unrealized gain on investments                          1.95
-----------------------------------------------------------------------------------
    Net increase in net assets from investment operations              $   1.98
-----------------------------------------------------------------------------------
 Net increase in net asset value                                       $   1.98
-----------------------------------------------------------------------------------
 Net asset value, end of period                                        $  10.38
===================================================================================
 Total return*                                                            23.57%(b)
 Ratio of net expenses to average net assets+                              0.90%**
 Ratio of net investment income to average net assets+                     0.63%**
 Portfolio turnover rate                                                     88%**
 Net assets, end of period (in thousands)                              $ 55,039
 Ratios with no waiver of fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
  Net expenses                                                             1.02%**
  Net investment income                                                    0.51%**
 Ratios with waiver of fees and assumption of expenses by PIM and reductions for fees paid indirectly:
  Net expenses                                                             0.90%**
  Net investment income                                                    0.63%**
===================================================================================

(a) Class Y shares were first publicly offered on April 8, 2009.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

Notes to Financial Statements | 9/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fundamental Growth Fund (the Fund), formerly Pioneer Large Cap Growth Fund, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on April 8, 2009. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     29

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

  Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
  (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

  Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

  The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At September 30, 2009, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


30     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

B. Federal Income Taxes

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

  The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

  The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended March 31, 2009 was as follows:


--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                      $    --
   Long-term capital gain                                                10,985
--------------------------------------------------------------------------------
     Total                                                              $10,985
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at March 31, 2009:


--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                   $        927
   Capital loss carryforward                                             (8,497)
   Post-October loss deferred                                          (329,154)
   Unrealized depreciation                                           (1,125,057)
--------------------------------------------------------------------------------
     Total                                                         $ (1,461,781)
================================================================================

  The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

  The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly-owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $18,784 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2009.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     31

D. Security Lending

  The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


E. Repurchase Agreements

  With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Class Allocations

  Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

  Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).


32     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

  Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


2. Management Agreement

PIM, a wholly-owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15%, 2.15% and 0.90% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. These expense limitations are in effect through August 1, 2011 for Class A shares and through August 1, 2010 for Class B, Class C and Class Y shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $23,321 in management fees, administrative costs and certain other reimbursements payable to PIM at September 30, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended September 30, 2009, such out-of-pocket expenses were as follows:


--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $  8,315
 Class B                                                                   1,414
 Class C                                                                   2,044
 Class Y                                                                     470
--------------------------------------------------------------------------------
 Total                                                                  $ 12,243
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $21,970 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at September 30, 2009.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     33

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,375 in distribution fees payable to PFD at September 30, 2009.

In addition, redemptions of each class of shares (except class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the six months ended September 30, 2009, no CDSCs were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2009, there were no reductions to the Fund's expenses under such arrangements.


6. Reorganization Information

On August 28, 2009, beneficial owners of Pioneer AmPac Growth Fund and Pioneer Growth Leaders fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. This tax-free reorganization was accomplished on August 28, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Pioneer AmPac Growth Fund and Pioneer Growth Leaders Fund for shares of Pioneer Fundamental Growth Fund. Shareholders holding Class A, Class B and Class C shares of AmPac Growth and Growth Leaders received Class A, Class B and Class C shares,


34     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09
respectively, of Pioneer Fundamental Growth Fund in the reorganization. The following charts show the details of the reorganization as of that Closing
Date:


--------------------------------------------------------------------------------------------------------------
                    Pioneer                Pioneer                Pioneer                Pioneer
                    Fundamental            AmPac                  Growth                 Fundamental
                    Growth Fund            Growth Fund            Leaders Fund           Growth Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------------------------
 Net Assets
 Class A                  $28,059,022            $ 9,414,535            $18,529,793           $ 56,003,350
 Class B                  $ 1,829,392            $   903,042            $   504,780           $  3,237,214
 Class C                  $ 4,432,689            $ 1,380,850            $   740,468           $  6,554,007
 Class Y                  $53,101,921            $        --            $        --           $ 53,101,921
--------------------------------------------------------------------------------------------------------------
 Total Net Assets         $87,423,024            $11,698,427            $19,775,041           $118,896,492
--------------------------------------------------------------------------------------------------------------
 Shares
  Outstanding
 Class A                    2,756,205                660,245              2,205,631              5,509,340
 Class B                      186,516                 65,112                 68,271                330,025
 Class C                      450,767                 99,743                101,703                666,567
 Class Y                    5,220,569                     --                     --              5,220,569
 Shares Issued in
  Reorganization
 Class A                           --                927,540              1,825,595              2,753,135
 Class B                           --                 92,053                 51,456                143,509
 Class C                           --                140,473                 75,327                215,800


--------------------------------------------------------------------------------------------------------------
                                                                       Unrealized                Accumulated
                                                                       Appreciation On           Gain On
                                                                       Closing Date              Closing Date
--------------------------------------------------------------------------------------------------------------
Pioneer AmPac Growth Fund                                               $ 1,822,574              $ 673,418
Pioneer Growth Leaders Fund                                             $ 8,578,956              $  49,476


7. Subsequent Events

In preparing these financial statements, the Adviser has evaluated the impact of all events and transactions for potential recognition or disclosure through November 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


            Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09     35

Trustees, Officers and Service Providers


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
 Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


36     Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.